Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Statement of IFRS compliance [text block]
(a)	Statement of compliance
  The consolidated financial statements have been prepared in accordance with IFRSs as issued by the IASB.

Disclosure of basis of preparation of financial statements [text block]
(b)	Basis of preparation

(1)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statements of financial position:

(i)	Financial instruments at fair value through profit or loss (including derivative financial instruments) (note 8);

(ii)	Financial assets at fair value through other comprehensive income (note 9);

(iii)	Available-for-sale financial assets measured at fair value (note 10); and

(iv)	Defined benefit asset (liability) is recognized as the fair value of the plan assets less the present value of the defined benefit obligation (note 26).

(2)	Functional and presentation currency

The functional currency of each individual consolidated entity is determined based on the primary economic environment in which the entity operates. The Company’s consolidated financial statements are presented in New Taiwan Dollar (“NTD”), which is also AUO’s functional currency.

All financial information presented in NTD has been rounded to the nearest thousand, unless otherwise noted.

Disclosure of basis of consolidation [text block]
(c)	Basis of consolidation

(1)	Principle of preparation of the consolidated financial statements

The Company includes in its consolidated financial statements the results of operations of all controlled entities in which the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All significant inter-company transactions, income and expenses are eliminated in the consolidated financial statements.

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Total comprehensive income (loss) in a subsidiary is allocated to the shareholders of AUO and the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Subsidiaries’ financial statements are adjusted to align the accounting policies with those of the Company.

Changes in the Company’s ownership interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions. The carrying amounts of the Company’s investment and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between such adjustment and the fair value of the consideration paid or received is recognized directly in equity and attributed to shareholders of AUO.

Upon the loss of control, the Company derecognizes the carrying amounts of the assets and liabilities of the subsidiary and non-controlling interests. Any interest retained in the former subsidiary is remeasured at fair value when control is lost. Any surplus or deficit arising from the loss of control is recognized in profit or loss. The gain or loss is measured as the difference between:

(i)	The aggregate of:

a.	the fair value of the consideration received, and

b.	the fair value of any retained investment in the former subsidiary at the date when the Company loses control.

(ii)	The aggregate of the carrying amount of the former subsidiary’s assets (including goodwill), liabilities and non-controlling interests at the date when the Company loses control.

When the Company loses control of a subsidiary, the Company accounts for all amounts previously recognized in other comprehensive income in relation to that subsidiary on the same basis as would be required if the Company had directly disposed of the related assets or liabilities.

(2)	List of subsidiaries in the consolidated financial statements

The consolidated entities were as follows:

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2017	December 31, 2018
AUO	AU Optronics (L) Corp. (AULB)	Holding and trading company (Malaysia)	100.00	100.00
AUO	Konly Venture Corp. (Konly)	Venture capital investment (Taiwan ROC)	100.00	100.00
AUO	Ronly Venture Corp. (Ronly)	Venture capital investment (Taiwan ROC)	100.00	100.00

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2017	December 31, 2018
AUO	Space Money Inc. (SMI)	Sales of content management system and hardware; leasing (Taiwan ROC)	100.00	100.00
AUO	U-Fresh Technology Inc. (UTI)	Planning, design and development of construction for environmental protection and related project management (Taiwan ROC)	100.00 (1)	100.00
AUO	ComQi Ltd. (CQIL)	Holding company (Israel)	-	100.00 (2)
AUO, Konly and Ronly	Darwin Precisions Corporation (DPTW)	Manufacturing, design and sales of TFT-LCD modules, TV set, backlight modules and related parts (Taiwan ROC)	41.05 (3)	41.05 (3)
AUO, Konly and Ronly	AUO Crystal Corp. (ACTW)	Manufacturing and sales of ingots and solar wafers (Taiwan ROC)	96.03	96.02 (4)
AUO, Konly, Ronly and ACTW	Sanda Materials Corporation (SDMC)	Holding company (Taiwan ROC)	99.9950	100.00 (5)
AUO and AULB	AU Optronics Europe B.V. (AUNL)	Sales support of TFT-LCD panels (Netherlands)	100.00	100.00 (6)
Konly	LiGen Power Corporation (LGPC) (7)	Renewable energy power generation (Taiwan ROC)	100.00	-
Konly	ChampionGen Power Corporation (CGPC)	Solar power generation (Taiwan ROC)	100.00 (1)	- (8)
ACTW	AUO Crystal (Malaysia) Sdn. Bhd. (ACMK)	Manufacturing and sales of solar wafers (Malaysia)	100.00	100.00
SDMC	M.Setek Co., Ltd. (M.Setek)	Manufacturing and sales of ingots (Japan)	99.9991	99.9991
AULB	AU Optronics Corporation America (AUUS)	Sales and sales support of TFT-LCD panels (United States)	100.00	100.00
AULB	AU Optronics Corporation Japan (AUJP)	Sales support of TFT-LCD panels (Japan)	100.00	100.00
AULB	AU Optronics Korea Ltd. (AUKR)	Sales support of TFT-LCD panels (South Korea)	100.00	100.00
AULB	AU Optronics Singapore Pte. Ltd. (AUSG)	Holding company and sales support of TFT-LCD panels (Singapore)	100.00	100.00
AULB	AU Optronics (Czech) s.r.o. (AUCZ)	Assembly of solar modules (Czech Republic)	100.00	100.00
AULB	AU Optronics (Shanghai) Co., Ltd. (AUSH)	Sales support of TFT-LCD panels (PRC)	100.00	100.00
AULB	AU Optronics (Xiamen) Corp. (AUXM)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2017	December 31, 2018
AULB	AU Optronics (Suzhou) Corp., Ltd. (AUSZ)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics Manufacturing (Shanghai) Corp. (AUSJ)	Manufacturing and assembly of TFT-LCD modules (PRC)	100.00	100.00
AULB	AU Optronics (Slovakia) s.r.o. (AUSK)	Repairing of TFT-LCD modules (Slovakia Republic)	100.00	100.00
AULB	AFPD Pte., Ltd. (AUST)	Manufacturing TFT-LCD panels based on low temperature polysilicon technology (Singapore)	100.00	100.00
AULB	AU Optronics (Kunshan) Co., Ltd. (AUKS)	Manufacturing and sales of TFT-LCD panels (PRC)	51.00	51.00
AULB	a.u. Vista Inc. (AUVI)	Research and development and IP related business (United States)	100.00	100.00
AULB and DPTW	BriView (L) Corp. (BVLB)	Holding company (Malaysia)	100.00	100.00
AUSG	AUO Energy (Tianjin) Corp. (AETJ) (7)	Manufacturing and sales of solar modules (PRC)	100.00	100.00
AUSG	AUO Green Energy America Corp. (AEUS)	Sales and sales support of solar-related products (United States)	100.00	100.00
AUSG	AUO Green Energy Europe B.V. (AENL)	Sales support of solar-related products (Netherlands)	100.00	100.00
AUXM	BriView (Xiamen) Corp. (BVXM)	Manufacturing and sales of liquid crystal products and related parts (PRC)	100.00	100.00
AUSH	AUO Care Information Tech. (Suzhou) Co., Ltd. (A-Care)	Design, development and sales of software and hardware for health care industry (PRC)	100.00 (1)	100.00
AUSH	U-Fresh Technology (Suzhou) Co., Ltd. (UFSZ)	Planning, design and development of construction project for environmental protection and related project management (PRC)	-	100.00 (1)
AUSH	Edgetech Data Technologies (Suzhou) Corp., Ltd. (EDT)	Design and sales of software and hardware integration system and equipment relating to intelligent manufacturing (PRC)	-	100.00 (1)
AUSH	Mega Insight Smart Manufacturing (Suzhou) Corp., Ltd. (MIS)	Development and licensing of software relating to intelligent manufacturing, and related consulting services (PRC)	-	100.00 (1)
CQIL	ComQi Holdings Ltd. (CQHLD)	Holding company (United Kingdom)	-	100.00 (2)

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2017	December 31, 2018
CQHLD	ComQi UK Ltd. (CQUK)	Sales support of content management system (United Kingdom)	-	100.00 (2)
CQHLD	ComQi Inc. (CQUS)	Sales of content management system and hardware (United States)	-	100.00 (2)
CQHLD	ComQi Canada Inc. (CQCA)	Research and development of content management system (Canada)	-	100.00 (2)
DPTW	Darwin Precisions (L) Corp. (DPLB)	Holding company (Malaysia)	100.00	100.00
DPTW	Forhouse International Holding Ltd. (FHVI)	Holding company (BVI)	100.00	100.00
DPTW	Force International Holding Ltd. (FRVI)	Holding company (BVI)	100.00	100.00
FHVI	Fortech International Corp. (FTMI)	Holding company (Mauritius)	100.00	100.00
FHVI	Forward Optronics International Corp. (FWSA)	Holding company (Samoa)	100.00	100.00
FHVI	Prime Forward International Ltd. (PMSA)	Holding company (Samoa)	100.00	100.00
FHVI	Full Luck Precisions Co., Ltd. (FLMI) (7)	Holding company (Mauritius)	100.00	-
FRVI	Forefront Corporation (FFMI)	Holding company (Mauritius)	100.00	100.00
FFMI	Forhouse Electronics (Suzhou) Co., Ltd. (FHWJ)	Manufacturing of motorized treadmills (PRC)	100.00	100.00
FTMI	Fortech Electronics (Suzhou) Co., Ltd. (FTWJ)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
FTMI	Fortech Optronics (Xiamen) Co., Ltd. (FTXM) (7)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	-
FWSA and FTMI	Suzhou Forplax Optronics Co., Ltd. (FPWJ)	Manufacturing and sales of precision plastic parts (PRC)	100.00	100.00
PMSA	Fortech Electronics (Kunshan) Co., Ltd. (FTKS)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
FLMI	Full Luck (Wujiang) Precisions Co., Ltd. (FLWJ) (7)	Manufacturing and sales of precision metal parts (PRC)	100.00	-
DPLB	Darwin Precisions (Hong Kong) Limited (DPHK)	Holding company (Hong Kong)	100.00	100.00

Name of Investor	Name of Subsidiary	Main Activities and Location	Percentage of Ownership (%)
			December 31, 2017	December 31, 2018
DPLB	Darwin Precisions (Slovakia) s.r.o. (DPSK)	Manufacturing, assembly and sales of automotive parts (Slovakia Republic)	100.00	100.00
DPHK	Darwin Precisions (Suzhou) Corp. (DPSZ)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Xiamen) Corp. (DPXM)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	100.00
DPHK	Darwin Precisions (Chengdu) Corp. (DPCD) (7)	Manufacturing and sales of backlight modules and related parts (PRC)	100.00	-
BVLB	BriView (Hefei) Co., Ltd. (BVHF)	Manufacturing and sales of liquid crystal products and related parts (PRC)	100.00	100.00

Note 1:
UTI was incorporated in January 2017. CGPC was incorporated in May 2017. A-Care was incorporated in September 2017. UFSZ was incorporated in February 2018. EDT and MIS were incorporated in August 2018.

Note 2:
In March 2018, the Company acquired 100% of the shareholdings of CQIL and its subsidiaries (hereinafter referred to as “ComQi”) and therefore, obtained control over ComQi. Please refer to note 15 for further details.

Note 3:
As at December 31, 2017 and 2018, although the Company did not own more than 50% of the DPTW’s ownership interests, it was considered to have de facto control over the main operating policies of DPTW. As a result, DPTW was accounted for as a subsidiary of the Company. Please refer to note 16 for further details.

Note 4:
As part of a business restructuring, Konly and Ronly disposed its shareholdings in ACTW to AUO, respectively, during December 2018. This was treated as an equity transaction as there was no change in control of ACTW by the Company.

Note 5:
As part of a business restructuring, AUO, Konly and Ronly disposed all of their shareholdings in SDMC to ACTW during the second quarter of 2018. This was treated as an equity transaction as there was no change in control of SDMC by the Company.

Note 6:
As part of a business restructuring, AULB disposed all of its shareholdings in AUNL to AUO during December 2018. This was treated as an equity transaction as there was no change in control of AUNL by the Company.

Note7:
As part of a business restructuring, DPCD, FTXM, FLMI, FLWJ, AETJ and LGPC have been resolved by their respective boards of directors for dissolution. As of December 31, 2018, except AETJ is still in the process of liquidation, the other entities have been liquidated.

Note8:	The Company disposed all of its shareholdings in CGPC to Star Shining Energy Corporation (“SSEC”), an associate of the Company, in September 2018. Please refer to note 17 for further details.

Description of accounting policy for foreign currency translation [text block]
(d)	Foreign currency

(1)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the individual entities of the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the exchange rate at that date and the resulting exchange differences are included in profit or loss for the year. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date when the fair value was determined. The resulting e xchange differences are included in profit or loss for the year except for those arising from the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which case, the exchange differences are also recognized directly in other comprehensive income
. Non-monetary items in foreign currencies that are measured at historical cost are translated using the exchange rate at the date of the transaction.

Exchange differences arising from the effective portion of changes in the fair value of derivatives that are designated and qualified as cash flow hedges are recognized in other comprehensive income.

(2)	Foreign operations

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into NTD using the exchange rates at each reporting date. Income and expenses of foreign operations are translated at the average exchange rates for the period unless the exchange rates fluctuate significantly during the period; in that case, the exchange rates at the dates of the transactions are used. Foreign currency differences are recognized in other comprehensive income and accumulated in equity (attributed to shareholders of AUO and non-controlling interests as appropriate).

Description of accounting policy for classification of current and non current assets and liabilities [text block]
(e)	Classification of current and non-current assets and liabilities

An asset is classified as current when:

(1)	The asset expected to realize, or intends to sell or consume, in its normal operating cycle;

(2)	The asset primarily held for the purpose of trading;

(3)	The asset expected to realize within twelve months after the reporting date; or

(4)	Cash and cash equivalent excluding the asset restricted to be exchanged or used to settle a liability for at least twelve months after the reporting date.

All other assets are classified as non-current.

A liability is classified as current when:

(1)	The liability expected to settle in its normal operating cycle;

(2)	The liability primarily held for the purpose of trading;

(3)	The liability is due to be settled within twelve months after the reporting date; or

(4)
The Company does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments, do not affect its classification.

All other liabilities are classified as non-current.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(f)	Cash and cash equivalents

Cash comprises cash balances and demand deposits. Cash equivalents comprise short-term highly liquid investments that are readily convertible into known amount of cash and are subject to an insignificant risk of changes in their fair value. Time deposits with short-term maturity but not for investments and other purposes and are qualified with the aforementioned criteria are classified as cash equivalent.

Description of accounting policy for financial instruments [text block]
(g)	Financial instruments

(1)	Financial assets (policy applicable from January 1, 2018)

(i)	Classification of financial assets

The Company classifies financial assets into the following categories: financial assets at amortized cost, financial assets at fair value through other comprehensive income and financial assets at fair value through profit or loss. When, and only when, the Company changes its business model for managing financial assets it shall reclassify all affected financial assets.

a.	Financial assets at amortized cost

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value through profit or loss:

i.	it is held within a business model whose objective is to hold financial assets to collect contractual cash flows; and

ii.	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Such financial assets are initially recognized at fair value, plus any directly attributable transaction costs. Subsequently, these assets are measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses, and recognition (reversal) of impairment losses, are recognized in profit or loss.

b.	Financial assets at fair value through other comprehensive income

On initial recognition, the Company is able to make an irrevocable election to present subsequent changes in the fair value of investments in equity instruments that is not held for trading in other comprehensive income. This election is made on an instrument-by-instrument basis.

Such financial assets are initially recognized at fair value, plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at fair value and changes therein are recognized in other comprehensive income and accumulated in equity
－
unrealized gains (losses) on financial assets at fair value through other comprehensive income, except for dividends deriving from equity investments which are recognized in profit or loss (unless the dividend clearly represents a recovery of part of the cost of the investment). When an investment is derecognized, the cumulative gain or loss in equity will not be reclassified to profit or loss, instead, is reclassified to retained earnings.

Dividends on investments in equity instruments are recognized on the date that the Company’s right to receive the dividends is established.

c.	Financial assets at fair value through profit or loss

All financial assets not classified as at amortized cost or at fair value through other comprehensive income as described above are measured at fair value through profit or loss. This includes all derivative financial assets.

Such financial assets are initially recognized at fair value, and attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, they are measured at fair value and changes therein are recognized in profit or loss.

(ii)	Impairment of financial assets

The Company recognizes loss allowances for expected credit losses on financial assets at amortized cost (including cash and cash equivalents, receivables, refundable deposits and other financial assets, etc.) and contract assets.

The expected credit loss is the weighted average of credit losses with the respective risks of a default occurring on the financial instrument as the weights.

The Company measures the loss allowance for a financial instrument at an amount equal to lifetime expected credit losses, except for the financial instrument that is determined to have low credit risk at the reporting date and the credit risk thereof has not increased significantly since initial recognition, which is measured at an amount equal to the 12-month expected credit losses. For trade receivables and contract assets, t he Company measures their loss allowances at an amount equal to lifetime expected credit losses.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition, the Company considers reasonable and supportable information that is relevant. This includes both qualitative and quantitative information and analysis, based on the Company’s historical experience and credit assessment as well as forward-looking information.

In the circumstance that a financial asset is past due or the borrower is unlikely to pay its credit obligations to the Company in full, the Company considers the credit risk on that financial asset has significantly increased, or further, to be in default.

At each reporting date, the Company assesses whether financial assets at amortized cost are credit-impaired. A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Loss allowances for financial assets are deducted from the gross carrying amount of the assets. The recognition or reversal of the loss allowance is recognized in profit or loss.

(iii)	De-recognition of financial assets

The Company derecognizes financial assets when the contractual rights to the cash flows from the asset expire, or when the Company transfers substantially all the risks and rewards of ownership of the financial assets to another entity.

(2)	Financial assets (policy applicable before January 1, 2018)

(i)	Classification of financial assets

The Company classifies financial assets into the following categories: financial assets at fair value through profit or loss, receivables and available-for-sale financial assets.

a.	Financial assets at fair value through profit or loss

The Company has certain financial assets to hedge its exposure to foreign exchange risk arising from operating and financing activities. When a financial asset is not effective as a hedge, the Company accounts for it as a financial asset at fair value through profit or loss.

b.	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated as available-for-sale or are not classified as receivables or financial assets at fair value through profit or loss. Available-for-sale financial assets are recognized initially at fair value, plus any directly attributable transaction cost. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, dividend income and foreign currency differences related to monetary financial assets, are recognized in other comprehensive income and presented within equity in unrealized gains (losses) on available-for-sale financial assets. When an investment is derecognized, the cumulative gain or loss in equity is reclassified to profit or loss. A regular way, purchase or sale of financial assets shall be recognized and derecognized, as applicable, using trade date accounting.

Investments in equity instruments that do not have a quoted market price in an active market, and whose fair value cannot be reliably measured, are carried at their cost less any impairment losses.

Cash dividends on equity instruments are recognized in profit or loss on the date that the Company’s right to receive dividends is established.

c.	Receivables

Receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Receivables comprise trade receivables and other receivables. Such assets are recognized initially at fair value, plus any directly attributable transaction costs. Subsequently, receivables are measured at amortized cost using the effective interest method, less any impairment. If the effect of discounting is immaterial, the short-term receivables are measured at the original amount.

(ii)	Impairment of financial assets

Financial assets not measured at fair value through profit or loss are assessed at each reporting date for indicators of impairment. Financial assets are considered to be impaired if an objective evidence indicates that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of those assets have been negatively impacted.

When an available-for-sale equity security is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss. Such impairment losses are not reversed through profit or loss. However, any subsequent recovery in the fair value of an impaired available-for-sale equity security is recognized in other comprehensive income and accumulated in other components of equity.

For receivables, the Company first assesses whether objective evidence of impairment exists that are individually significant. If there is objective evidence that an impairment loss has occurred, the amount of impairment loss is assessed individually. For receivables other than those aforementioned, the Company groups those assets and collectively assesses them for impairment. An impairment loss for trade receivables is reflected in an allowance account against the receivables. When it is determined a receivable is uncollectible, it is written off from the allowance account. If any subsequent recovery of receivable previously written off can be related objectively to an event occurring after the impairment loss was recognized, it is credited against the allowance account and recognized in profit or loss.

For equity instruments without a quoted market price in an active market, the objective evidence of impairment includes the investees’ financial information, current operating result, future business plans and relevant industry and public market information. An impairment loss for this kind of equity instruments is reduced from the carrying amount and any impairment loss recognized is not reversed through profit or loss in subsequent periods.

Bad debt expenses and reversal of allowance for doubtful debts for trade receivables are recognized in general and administrative expenses while impairment losses and reversal of impairment for financial assets other than receivables are recognized in other gains and losses.

(iii)	De-recognition of financial assets

The Company derecognizes financial assets when the contractual rights to the cash inflow from the asset expire, or when the Company transfers substantially all the risks and rewards of ownership of the financial assets to another entity.

On de-recognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received or receivable and any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss.

(3)	Financial liabilities

(i)	Classification of financial liabilities

The Company classifies financial liabilities into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

a.	Financial liabilities at fair value through profit or loss

The Company designates financial liabilities as held for trading for the purpose of hedging exposure to foreign exchange risk arising from operating and financing activities. When a financial liability is not effective as a hedge, the Company accounts for it as a financial liability at fair value through profit or loss.

The Company designates financial liabilities, other than the one mentioned above, as at fair value through profit or loss at initial recognition. Attributable transaction costs are recognized in profit or loss as incurred. Financial liabilities in this category are subsequently measured at fair value and changes therein, which takes into account any interest expense, are recognized in profit or loss.

b.	Other financial liabilities

Financial liabilities not classified as held for trading, or not designated as at fair value through profit or loss (including loans and borrowings, trade and other payables), are measured at fair value, plus any directly attributable transaction cost at the time of initial recognition. Subsequent to initial recognition, they are measured at amortized cost calculated using the effective interest method, except for insignificant recognition of interest expense from short-term borrowings and payables. Interest expense not capitalized as an asset cost is recognized in profit or loss.

(ii)	De-recognition of financial liabilities

The Company derecognizes financial liabilities when the contractual obligation has been discharged, cancelled or expired. The difference between the carrying amount and the consideration paid or payable, including any non-cash assets transferred or liabilities assumed is recognized in profit or loss.

(4)	Offsetting of financial assets and liabilities

The Company presents financial assets and liabilities on a net basis in the consolidated statement of financial position when the Company has the legally enforceable rights to offset, and intends to settle such financial assets and liabilities on a net basis or to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for measuring inventories [text block]
(h)	Inventories

The cost of inventories includes all necessary expenditures and charges for bringing the inventory to a stable, useable and marketable condition and location. The production overhead is allocated to finished goods and work in process based on the normal capacity of the production facilities. Subsequently, inventories are measured at the lower of cost and net realizable value. Cost is determined using the weighted-average method. Net realizable value for raw materials is based on replacement cost. Net realizable value for finished goods and work in process is calculated based on the estimated selling price less all estimated costs of completion and the estimated costs necessary to make the sale.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]
(i)	Noncurrent assets held for sale

Noncurrent assets are classified as held for sale when their carrying amounts are expected to be recovered primarily through sale rather than through continuing use. Such noncurrent assets must be available for immediate sale in their present condition and the sale is highly probable within one year. When classified as held for sale, the assets are measured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale and subsequent gains or losses on re-measurement are recognized in profit or loss. However, subsequent gains are not recognized in excess of the cumulative impairment loss that has been recognized.

When intangible assets and property, plant and equipment are classified as held for sale, they are no longer amortized or depreciated. In addition, once an equity-accounted investee is classified as held for sale, it is no longer equity accounted.

Description of accounting policy for investment in associates [text block]
(j)	Investments in associates

Associates are those entities in which the Company has the power to exercise significant influence, but not control or joint control, over their financial and operating policies.

Investments in associates are accounted for using the equity method and are recognized initially at cost. The cost of the investment includes transaction costs. The carrying amount of the investment in associates includes goodwill, which is arising from the acquisition, less any accumulated impairment losses.

The difference between acquisition cost and fair value of associates’ identifiable assets and liabilities as of the acquisition date is accounted for as goodwill. Goodwill is included in the original investment cost of acquired associates and is not amortized. If the fair value of identified assets and liabilities is in excess of acquisition cost, the remaining excess over acquisition cost is recognized as a gain in profit or loss.

If an equity security is not acquired through cash, that is, by providing services or other assets, then the fair value of such security or the fair value of the services or assets surrendered, whichever is more objectively determinable, is the purchase price of the security. If an equity investment of associates is acquired by providing subsequent services and the cost is determined based on the fair value of such services, the Company defers and recognizes revenue using a reasonable amortization method over the future period when the service is rendered.

The consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of associates, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases. When an associate incurs changes in its equity not derived from profit or loss and other comprehensive income, the Company recognizes all the equity changes in proportion to its ownership interest in the associate as capital surplus provided that the ownership interest in the associate remains unchanged.

The Company discontinues the use of the equity method from the date when the Company ceases to have significant influence over an associate, and then measures the retained interests at fair value at that date. The difference between the carrying amount of the investment at the date the equity method was discontinued and the fair value of the retained interests along with any proceeds from disposing of a part interest in the associate is recognized in profit or loss. Moreover, the Company accounts for all amounts previously recognized in other comprehensive income in relation to that investment on the same basis as would be required if the associate had directly disposed of the related assets or liabilities.
If the Company’s ownership interest in an associate is reduced, but the Company continues to apply the equity method, the Company shall reclassify to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest on the same basis as mentioned above.

If an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate, the Company continues to account for the investment using equity method and does not remeasure the interest previously held.

When the Company subscribes for additional shares in an associate at a percentage different from its existing ownership percentage, the resulting carrying amount of the investment differs from the amount of the Company’s proportionate interest in the net assets of the associate. The Company records such a difference as an adjustment to investments with the corresponding amount charged or credited to capital surplus. If the capital surplus arising from investment accounted for under the equity method in associates is insufficient to offset with the said corresponding amount, the differences will be charged or credited to retained earnings. If the Company’s ownership interest is reduced due to circumstances as mentioned above, but the Company continues to apply the equity method, the Company shall reclassify to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be required to be reclassified to profit or loss on the disposal of the related assets or liabilities.

At the end of each reporting period, if there is any indication of impairment, the entire carrying amount of the investment including goodwill is tested for impairment as a single asset, by comparing its recoverable amount with its carrying amount. An impairment loss recognized forms part of the carrying amount of the investment in associates. Accordingly, any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

Profits and losses resulting from the transactions between the Company and associates are recognized in the Company’s consolidated financial statements only to the extent of interests in the associate that are not related to the Company.

When the Company’s share of losses exceeds its interest in an associate, the carrying amount of that interest, including any long-term investments that form part thereof, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Company has a legal or constructive obligation, or has made payments on behalf of the investee.

Description of accounting policy for investments in joint ventures [text block]
(k)	Investments in joint ventures

Joint venture is a joint arrangement whereby the Company and other parties agreed to share the control of the arrangement, and have rights to the net assets of the arrangement. Unanimous consent from the parties sharing control is required when making decisions for the relevant activities of the arrangement. Investments in joint venture are accounted for in the Company’s consolidated financial statements under the equity method.

Description of accounting policy for investment property [text block]
(l)	Investment property

Investment property is the property held either to earn rental income or for capital appreciation or for both, but not for sale in the ordinary course of business, use in the production or supply of goods or services or for administrative purposes. Investment property is measured at cost on initial recognition. Subsequent to initial recognition, investment properties are measured using the cost model. Depreciation is charged and recognized based on the depreciable amount. Depreciation methods, useful lives and residual values are in accordance with the policy of property, plant and equipment. Cost includes expenditure that is directly attributable to the acquisition of the investment property.

An investment property is reclassified to property, plant and equipment at its carrying amount when the use of the investment property changes.

Description of accounting policy for property, plant and equipment [text block]
(m)	Property, plant and equipment

(1)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributed to the acquisition of the asset, any cost directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and any borrowing cost that is eligible for capitalization. The cost of the software is capitalized as part of the equipment if the purchase of the software is necessary for the equipment to be capable of operating.

When part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item and the useful life or the depreciation method of the significant part is different from another significant part of that same item, it is accounted for as a separate item (significant component) of property, plant and equipment.

The gain or loss arising from the derecognition of an item of property, plant and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item, and is recognized in profit or loss.

(2)	Subsequent costs

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company and the cost of the item can be measured reliably. Ongoing repairs and maintenance expenses are recognized in profit or loss as incurred.

(3)	Depreciation

Excluding land, depreciation is recognized in profit or loss and provided over the estimated useful lives of the respective assets, considering significant components of an individual asset, on a straight-line basis less any residual value. If a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Leased assets are depreciated over their useful lives if it is reasonably certain that the Company will obtain ownership by the end of the lease term. Otherwise, leased assets are depreciated over the shorter of the lease term and their useful lives.

The estimated useful lives of the assets, except for land are as follows:

(i)	Buildings: 20~50 years

(ii)	Machinery and equipment: 3~10 years

(iii)	Other equipment: 3~6 years

Depreciation methods, useful lives, and residual values are reviewed at each annual reporting date and, if necessary, adjusted as appropriate. Any changes therein are accounted for as changes in accounting estimates.

(4)	Reclassification to investment property

A property is reclassified to investment property at its carrying amount when the use of the property changes from owner-occupied to investment purpose.

Description of accounting policy for long term prepaid rent [text Block]
(n)	Long-term prepaid rent

Long-term prepaid rent is for the right to use of land (classified as other noncurrent assets), which is amortized over the shorter of economic useful life or the covenant period on a straight-line basis.

Description of accounting policy for leases [text block]
(o)	Leases

(1)	Lessor

Lease income from an operating lease is recognized in profit or loss on a straight-line basis over the lease term. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense on a straight-line basis over the lease term.

(2)	Lessee

Payments made under operating lease (excluding insurance and maintenance expenses) are recognized in profit or loss on a straight-line basis over the term of the lease.

Description of accounting policy for intangible assets and goodwill [text block]
(p)	Intangible assets

(1)	Goodwill

Goodwill is recognized when the purchase price exceeds the fair value of identifiable net assets acquired in a business combination. Goodwill is measured at cost less accumulated impairment losses.

Equity-method goodwill is included in the carrying amounts of the equity investments. The impairment losses for the goodwill within the equity-accounted investees are accounted for as deductions of carrying amounts of investments in equity-accounted investees.

(2)	Research and development

During the research phase, activities are carried out to obtain and understand new scientific or technical knowledge. Expenditures during this phase are recognized in profit or loss as incurred.

Expenditure arising from development is capitalized as an intangible asset when the Company demonstrates all of the following:

(i)	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

(ii)	its intention to complete the intangible asset and use or sell it;

(iii)	its ability to use or sell the intangible asset;

(iv)	the probability that the intangible asset will generate probable future economic benefits;

(v)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

(vi)	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Development expenditure which fails to meet the criteria for recognition as an intangible asset is reflected in profit or loss when incurred. Capitalized development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

(3)	Other intangible assets

Other intangible assets acquired are measured at cost less accumulated amortization and any accumulated impairment losses.

(4)	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(5)	Amortization

The depreciable amount of an intangible asset is the cost less its residual value. Other than goodwill and intangible assets with indefinite useful life, an intangible asset with a finite useful life is amortized over 3 to 20 years using the straight-line method from the date that the asset is made available for use. The amortization charge is recognized in profit or loss.

The residual value, amortization period, and amortization method are reviewed at least annually at each annual reporting date, and any changes therein are accounted for as changes in accounting estimates.

Description of accounting policy for impairment of non-financial assets [text block]
(q)	Impairment – non-financial assets

Other than inventories, deferred tax assets and noncurrent assets held for sale, the carrying amounts of the Company’s investment property measured at cost and other long-term non-financial assets (property, plant and equipment and other intangible assets with finite useful lives), are reviewed at the reporting date to determine whether there is any indication of impairment. When there is an indication of impairment exists for the aforementioned assets, the recoverable amount of the asset is estimated. If it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset has been allocated to.

In performing an impairment test for other long-term non-financial assets, the estimated recoverable amount is evaluated in terms of an asset or a CGU. Any excess of the carrying amount of the asset or its related CGU over its recoverable amount is recognized as an impairment loss. The recoverable amount of an asset or a CGU is the higher of its fair value less costs of disposal and its value in use.

If there is evidence that the accumulated impairment loss of an asset other than goodwill and intangible assets with indefinite useful lives in prior years no longer exists or has decreased, the amount previously recognized as an impairment loss is reversed, and the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount. The increased carrying amount shall not exceed the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years.

For goodwill and intangible assets with indefinite useful lives or that are not yet available for use, are required to be tested for impairment at least annually. Any excess of the carrying amount of the asset over its recoverable amount is recognized as an impairment loss.

For the purpose of impairment test, goodwill acquired in a business combination is allocated to CGUs that are expected to benefit from the synergies of the combination. If the recoverable amount of a CGU is less than its carrying amount, the difference is allocated first to reduce the carrying amount of any goodwill allocated to the unit, then the carrying amounts of the other assets in the unit on a pro rata basis. The impairment loss recognized on goodwill is not reversed in a subsequent period.

Description of accounting policy for provisions [text block]
(r)	Provisions

A provision is recognized when the Company has a present obligation arising from a past event, it is probable that the Company will be required to make an outflow of resources embodying economic benefits to settle the obligation, and the amount of the obligation can be estimated reliably. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as interest expense.

(1)	Warranties

A provision for warranties is recognized when the underlying products or services are sold. The provision is weighting factors based on historical experience of warranty claims rate and other possible outcomes against their associated probabilities.

(2)	Decommissioning obligation

The Company is subject to decommissioning obligations related to certain items of property, plant and equipment. Such decommissioning obligations are primarily attributable to clean-up costs, including deconstruction, transportation, and recover costs. The unwinding of the discount based on original discount rate is recognized in profit or loss as interest expense over the periods with corresponding increase in the carrying amounts of the accrued decommissioning costs. The carrying amount of the accruals at the end of the assets’ useful lives is the same as the estimated decommissioning costs.

(3)	Onerous contracts

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

(4)	Loss contingencies

Provision for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recognized when it is probable the present obligation as a result of a past event will result in an outflow of resources and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Management periodically assesses the obligation of all litigation and claims and relative legal costs. Such provisions are adjusted as further information becomes known or circumstances change.

Provisions recognized are the best estimates of the expenditure for settling the present obligation at each reporting date.

Description of Accounting Policy For Revenue From Contracts With Customers [Text Block]
(s)	Revenue from contracts with customers (policy applicable from January 1, 2018)

Revenue is measured based on the consideration that the Company expects to be entitled in the transfer of goods or services to a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer. The following is a description of the Company’s major revenues:

(1)	Sales of goods

Revenue is recognized when the control over a product has been transferred to the customer. The transfer of control refers to the product has been delivered to and accepted by the customer without remaining performance obligations from the Company. Delivery occurs when the product has been shipped to the specified location and the risk of loss over the product has been transferred to the customer, as well as when the product has been accepted by the customer according to the terms of sales contract, or when the Company has objective evidence that all criteria for acceptance have been satisfied.

For certain contracts with volume discounts offer to customers, revenue is recognized on a net basis of contract price less estimated volume discounts, and only to the extent that it is highly probable that a significant reversal will not occur. The amount of volume discounts is estimated based on the expected value with reference to the historical experience, and is recorded as refund liability (presented under other current liabilities).

Trade receivable is recognized when the Company is entitled for unconditional right to receive payment upon delivery of goods to customers. The consideration received in advance from the customer according to the sales contract but without delivery of goods is recognized as a contract liability, for which revenue is recognized when the control over the goods is transferred to the customer.

The Company provides standard warranties for goods sold and has obligation to refund payments for defective goods, in which the Company has recognized provisions for warranties to fulfill the obligation. Refer to note 24 for further details.

(2)	Construction contracts

For construction contracts, revenue is recognized progressively based on the progress towards complete satisfaction of contract activities, and only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

If the Company cannot reasonably measure its progress towards complete satisfaction of performance obligations in accordance with the construction contracts, revenue is recognized only to the extent of contract costs incurred that it is expected to be recoverable.

The consideration is paid by the customer according to the agreed payment terms. The excess of the amount that has been recognized as revenue over the amount that the Company has issued a bill is recognized as a contract asset. When the entitlement to the payment becomes unconditional, the contract asset is transferred to receivables.

A contract liability is recognized for an advance consideration that the Company has billed to customers arising from construction contracts. When the construction is completed and accepted by the customers, the contract liability is transferred to revenue.

If there are changes in circumstances, the estimates of revenue, cost and the progress towards complete satisfaction of contract will be amended. Any changes therein are recognized in profit or loss during the period in which the changes and amendments are made.

The Company provides standard warranties for construction contracts and has recognized provisions for warranties to fulfill the obligation. Refer to note 24 for further details.

(3)	Financing components

The Company expects that the length of time when the Company transfers the goods or services to the customer and when the customer pays for those goods or services will be less than one year. Therefore, the amount of consideration is not adjusted for the time value of money.

Description of accounting policy for recognition of revenue [text block]
(t)	Revenue recognition

(1)	Goods sold (policy applicable before January 1, 2018)

Revenue from the sale of goods in the course of ordinary activities is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenue is recognized when the significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

The timing of the transfers of risks and rewards varies depending on the individual terms of the sales agreement.

(2)	Government grants

(i)	Grants for compensating the research and development expenditures

Grants that compensate the Company for research and development expenditures are recognized in profit or loss on a systematic basis in the periods in which the expenses are recognized.

(ii)	Grants related to the purchase of assets

Grants related to the purchase of assets are set up as deferred income and are recognized in profit or loss on a systematic basis over the useful life of the assets.

(iii)	Other grants

Other grants from government that becomes receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in profit or loss of the period in which it becomes receivable.

Description of accounting policy for employee benefits [text block]
(u)	Employee benefits

(1)	Defined contribution plans

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees.

(2)	Defined benefit plans

The Company’s net obligation in respect of defined benefit pension plans is calculated separately for each benefit plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. Discount rate is determined by reference to the yield rate of Taiwan government bonds at the reporting date. The calculation of defined benefit obligations is performed annually by a qualified actuary using the Projected Unit Credit Cost Method.

Remeasurements of the net defined benefit liability (asset) which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized in other comprehensive income in the period in which they occur, and which then are reflected in retained earnings and will not be reclassified to profit or loss.

(3)	Short-term employee benefits

Short-term employee benefit obligations, which are due to be settled within twelve months are measured on an undiscounted basis and are expensed as the related service is provided.

The expected cost of cash bonus or profit-sharing plans, which is anticipated to be paid within one year, are recognized as a liability when the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Description of accounting policy for share-based payment transactions [text block]
(v)	Share-based payment arrangements

The compensation cost of employee share-based payment arrangements is measured based on the fair value at the date on which they are granted. The compensation cost is recognized, together with a corresponding increase in equity, over the periods in which the employees become unconditionally entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards whose related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions, and there is no true-up for differences between expected and actual outcomes.

Description of accounting policy for income tax [text block]
(w)	Income taxes

Income tax expense comprises current and deferred taxes.

(1)	Current taxes

Current taxes comprise the expected tax payable or receivable on the taxable income or losses for the year and any adjustments to tax payable or receivable in respect of previous years. It is measured using the statutory tax rate or the actual legislative tax rate at the reporting date.

In accordance with the ROC Income Tax Act, undistributed earnings from the companies located in the Republic of China, if any, is subject to an additional surtax. The surtax on unappropriated earnings is recognized during the period the earnings arise and adjusted to the extent that distributions are approved by the shareholders in the following year.

(2)	Deferred taxes

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax liabilities are recognized for temporary difference of future taxable income. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized.

Deferred tax assets are reviewed at each reporting date, by considering global economic environment, industry environment, statutory tax deduction years and projected future taxable income, and reduced to the extent that it is no longer probable that the related tax benefit will be realized. Deferred tax assets which originally not recognized is also reviewed at each reporting date and recognized to the extent that it is probable that future taxable profits will be available to allow all or part of the deferred tax asset to be recovered.

Deferred taxes liabilities for taxable temporary differences related to investments in subsidiaries, associates and joint arrangements are recognized, unless the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when the reverse, using the statutory tax rate or the actual legislative tax rate on the reporting date. Deferred tax assets and liabilities are offset only if certain criteria are met.

Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income.

Description of accounting policy for business combinations [text block]
(x)	Business combinations

The consideration transferred in the acquisition is measured at fair value, as are identifiable net assets acquired. Goodwill is measured as the excess of the aggregate of the fair value of consideration transferred and the amount of any non-controlling interests in the acquiree over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred and the amount of any non-controlling interests in the acquiree, after reassessing all of the assets acquired and all of the liabilities assumed being properly identified, the difference is recognized in profit or loss as a gain on bargain purchase.

Acquisition-related costs are expensed as incurred, except that the costs are related to the issue of debt or equity instruments.

Non-controlling interests in an acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured, on a case-by-case basis, at either fair value or the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s net identifiable assets. All other components of non-controlling interests shall be measured at their acquisition-date fair values, unless another measurement basis is required by IFRSs.

Any contingent consideration included in the consideration transferred is recognized at fair value at the date of acquisition. Subsequent changes to the fair value of the contingent consideration during the measurement period shall adjust to the cost of the acquisition and the resulting goodwill retrospectively. An adjustment made during the measurement period is to reflect additional information obtained by the Company about facts and circumstances that existed as of the acquisition date. The measurement period shall not exceed one year from the acquisition date. The accounting treatment for those changes to the fair value of the contingent consideration that are not measurement period adjustments is depending on the classification of the contingent consideration. If the contingent consideration is classified as equity, it is not remeasured and the subsequent settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value are recognized in profit or loss.

Description of accounting policy for earnings per share [text block]
(y)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing profit or loss attributable to the shareholders of AUO by the weighted-average number of common shares outstanding during the period. In computing diluted earnings per share, profit or loss attributable to the shareholders of AUO and the weighted-average number of common shares outstanding during the period are adjusted for the effects of dilutive potential common stock, assuming dilutive share equivalents had been issued.

The weighted-average outstanding shares are retroactively adjusted for the effects of stock dividends transferred from retained earnings or capital surplus to common stock.

Description of accounting policy for segment reporting [text block]
(z)	Operating segments

An operating segment is a component of an entity: (1) that engages in business activities from which it may earn revenue and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (2) whose operating results are reviewed regularly by the entity’s chief operating decision maker (“CODM”) to make decisions pertaining to the allocation of resources to the segment and to assess its performance, and (3) for which discrete financial information is available. Management has determined that the Company has two operating segments: display and energy (formerly named “solar”).

The accounting policies for the operating segments are the same as those used in the preparation of the consolidated financial statements of the Company. Segment profit (loss) is determined by deducting selling, administrative and research and development expenses from gross profit. Segment profit (loss) excludes long-lived asset impairments, gains and losses on disposal of assets, litigation provisions, foreign currency exchange gains or losses, finance cost, income taxes, share of profit (loss) from equity-accounted investees, and other miscellaneous income and expenses. The CODM does not receive asset and liability information by operating segment. Consequently, no operating segment asset and liability information is disclosed. Geographic net revenue information is based upon the location of customers placing orders.